Accounting Policies and Basis for Preparation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2019 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Description of economy qualifies as hyper inflationary pursuant		the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
Reference exchange rate, U.S. Dollars		59.895	37.8083	0
"Legal reserve as percentage of net income "		5.00%
Percentage of legal reserves equal to capital stock		20.00%
Net income percentage appropriated to legal reserve		20.00%
Deferred Income Tax Assets		$ 2,806,937	$ 1,496,751
Lease liabilities	$ 4,461,031	$ 3,768,154
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of significant accounting policies [line items]
Increase in total assets	4,461,031
Deferred Income Tax Assets	1,338,310
Lease liabilities	$ 4,461,031
Tarjetas Regionales S.A. [member]
Disclosure of significant accounting policies [line items]
Percentage of investment		83.00%